CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 750	$ (2,102)
Items not requiring (providing) cash
Provision for loan losses	745	5,740
Premium amortization on securities, net	480	401
Derivative valuation adjustment		3
Depreciation and amortization	570	636
Loans originated for sale	(17,229)	(28,793)
Proceeds from the sale of loans	18,226	28,638
Gains on sales of securities, net	(296)	(342)
Gains on sales of loans held for sale	(247)	(694)
Writedowns and loss on sales of other real estate owned	883	961
Stock options vested	108	133
Interest receivable and other assets	1,099	(2,054)
Interest payable and other liabilities	254	86
Net cash provided by operating activities	5,343	2,613
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities available for sale	(26,945)	(43,788)
Proceeds from maturities, calls, and paydowns of securities available for sale	24,196	33,325
Proceeds from sales of securities available for sale	11,821	15,117
Purchases of interest-bearing time deposits	(24,370)	(34,535)
Proceeds from maturities of interest-bearing time deposits	23,859	20,706
Net change in loans receivable	6,015	537
Proceeds from sales of other real estate owned	1,127	1,343
Net purchases of premises and equipment	(81)	(769)
Net cash provided by (used in) investing activities	15,622	(8,064)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	(16,339)	7,366
Net increase in federal funds purchased	1,800
Repayment of borrowings	(2,000)	(2,000)
Dividends paid	(168)	(749)
Net cash provided by (used in) financing activities	(16,707)	4,617
Net Change in Cash and Cash Equivalents	4,258	(834)
Cash and Cash Equivalents at Beginning of Year	17,087	17,921
Cash and Cash Equivalents at End of Year	21,345	17,087
Additional Cash Flows Information
Interest paid	1,675	2,357
Income tax paid, net of refunds	(716)	305
Transfers from loans to other real estate owned	$ 4,040	$ 3,610